Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May. 06, 2014	Dec. 31, 2014	Dec. 31, 2015	Jun. 18, 2015	Nov. 18, 2014	Dec. 31, 2013
Acquired Finite Lived Intangible Assets
Unfavorable lease terms		$ (2,878)	$ 0
Shinyo Splendor
Acquired Finite Lived Intangible Assets
Total sale proceeds	$ 20,020
Write off due to the expiration of the time charter	$ 1,695
Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Acquired Finite Lived Intangible Assets
Total sale proceeds					$ 379,143
Favorable lease terms
Acquired Finite Lived Intangible Assets
Write off due to the expiration of the time charter		0
Finite lived intangible assets, Carrying amount		3,300	0			$ 40,171
Favorable lease terms | Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited
Acquired Finite Lived Intangible Assets
Finite lived intangible assets, Carrying amount					$ 32,129
Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Finite lived intangible assets, Carrying amount		$ (2,878)	$ 0			$ (3,561)
Sikinos Shipping Corporation and Shinyo Dream Limited | Favorable lease terms
Acquired Finite Lived Intangible Assets
Finite lived intangible assets, Carrying amount				$ 2,524
Sikinos Shipping Corporation and Shinyo Dream Limited | Unfavorable lease terms
Acquired Finite Lived Intangible Assets
Unfavorable lease terms				$ (2,561)